Borrowings - Components (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Nov. 11, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	May 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Sep. 19, 2017 USD ($)	Nov. 15, 2016 ZAR (R)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Total borrowings	R 23,736.2	R 24,504.7	R 25,649.5		R 23,736.2		R 24,504.7				R 25,649.5
Current portion of borrowings					(38.3)		(6,188.2)				(1,657.5)
Total non-current portion of non-current borrowings					23,697.9		18,316.5				23,992.0
Derivative financial liabilities					4,144.9		408.9				1,093.5
Non-current derivative financial liabilities					4,144.9		408.9				1,093.5
Balance at beginning of period	24,504.7	25,649.5	8,973.8
Borrowings acquired on acquisition of subsidiary	2,574.8		5,937.6
Loans raised	18,981.7	17,130.2	69,593.8
Loans repaid	(22,008.3)	(21,231.5)	(55,719.5)
Unwinding of loans recognised at amortised cost	374.4	538.3	222.1
Accrued interest	1,444.9	1,572.5	2,091.9
Accrued interest paid	(777.7)	(907.2)	(431.5)
Gain on derecognition of borrowings		(179.7)
Loss on revised estimated cash flows	96.6	(804.6)	(181.7)
(Gain)/loss on foreign exchange differences and foreign currency translation	(779.9)	3,367.2	(1,956.3)
Balance at end of period	23,736.2	24,504.7	25,649.5
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt				$ 600.0						R 600.0
Total borrowings	5,711.9	2,726.5			5,711.9		2,726.5
Current portion of borrowings				(150.0)	(2,100.0)
Balance at beginning of period	2,726.5
Loans raised	9,067.1	5,391.6
Loans repaid	(5,826.2)	(2,744.7)
(Gain)/loss on foreign exchange differences and foreign currency translation	261.9	(6.5)
Balance at end of period	5,711.9	2,726.5
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					6,000.0	R 6,000.0							R 6,000.0
Total borrowings	5,896.4	5,896.4	5,536.4				5,896.4				5,536.4
Balance at beginning of period	5,896.4	5,536.4	5,100.0
Loans raised	1,150.0	360.0	800.0
Loans repaid	(5,046.4)		(363.6)
Balance at end of period		5,896.4	5,536.4
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					5,500.0	R 5,500.0
Total borrowings	2,500.0				2,500.0
Loans raised	500.0
Balance at end of period	2,500.0
Bond Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Accrued interest	769.9	942.5	507.8
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $								$ 349.0
Total borrowings	9,609.8	9,808.7	12,597.7		9,609.8		9,808.7				12,597.7
Balance at beginning of period	9,808.7	12,597.7
Loans raised			13,109.5
Loans repaid		(5,107.4)
Accrued interest	672.2	795.5	431.5
Accrued interest paid	(664.9)	(836.6)	(478.1)
Gain on derecognition of borrowings		(128.8)
(Gain)/loss on foreign exchange differences and foreign currency translation	(239.5)	2,209.4	(588.1)
Balance at end of period	9,609.8	9,808.7	12,597.7
US 450 Million Convertible Bond [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $				384.0					$ 66.0			$ 450.0
Total borrowings	4,578.6	4,496.6	4,357.1		4,578.6		4,496.6				4,357.1
Derivative financial liabilities					4,144.9		408.9				1,093.5
Balance at beginning of period	4,496.6	4,357.1
Loans repaid		(745.2)
Accrued interest	105.0	105.9	29.8
Gain on derecognition of borrowings		(50.9)
Balance at end of period	4,578.6	4,496.6	4,357.1
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Face amount of debt														$ 178.1	R 1,883.9
Total borrowings	1,330.4	1,145.1	1,537.5	178.1	1,330.4		1,145.1				1,537.5
Balance at beginning of period	1,145.1	1,537.5	1,752.6
Loss on revised estimated cash flows	96.6	(804.6)	(181.7)
Balance at end of period	1,330.4	1,145.1	1,537.5
Other borrowings
Disclosure of detailed information about borrowings [line items]
Total borrowings	425.6	425.6	478.7				425.6				478.7
Balance at beginning of period	425.6	478.7	749.5
Loans raised	8,264.6	10,798.6	14,721.5
Loans repaid	(11,135.7)	(10,854.6)	(14,992.3)
Balance at end of period		425.6	478.7
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Total borrowings	2.0	2.0	1.7		2.0		2.0				1.7
Balance at beginning of period	2.0	1.7
Balance at end of period	2.0	2.0	1.7
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Total borrowings	3.5	3.8	3.3		R 3.5		R 3.8				3.3
Balance at beginning of period	3.8	3.3
Balance at end of period	R 3.5	3.8	3.3
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt				$ 350.0						R 350.0
Total borrowings		1,137.1	1,137.1								R 1,137.1
Balance at beginning of period		R 1,137.1
Balance at end of period			R 1,137.1
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt													R 4,500.0